Dividends paid	12 Months Ended
Jun. 30, 2020
Dividends paid
Dividends paid

34Dividends paid

for the year ended 30 June	Note	2020 Rm	2019 Rm	2018 Rm
Final dividend — prior year		10	6 269	4 842
Interim dividend — current year		21	3 683	3 110
		31	9 952	7 952
Forecast cash flow on final dividend — current year		—	—	4 898

The Board did not declare a final or interim dividend during the year. Dividends paid relate to dividends paid by Sasol South Africa Limited to Sasol Khanyisa participants.